Note 3. Furniture, Equipment, and Improvements (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 3. Furniture Equipment And Improvements Details Narrative
Depreciation expense	$ 29,850	$ 30,704